Other Current Liabilities - Summary of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Abstract]
Employee withholding taxes	$ 1,694	$ 1,238
Value added tax	7,267	2,949
Other	653	445
Total	$ 9,614	$ 4,632